PGIM Global Total Return Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek total return, made up of current income and capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 29 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 55 of the Fund's Prospectus and in Rights of Accumulation on page 62 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM Global Total Return Fund - USD ($)	Class A	Class B	Class C	Class Z		Class R2	Class R4	Class R6 [1]
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none	none		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	5.00%	1.00%	none		none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none		none	none	none
Redemption fee	none	none	none	none		none	none	none
Exchange fee	none	none	none	none		none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	[2]	none	none	none
[1]	Formerly known as Class Q.
[2]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM Global Total Return Fund		Class A	Class B	Class C	Class Z	Class R2		Class R4		Class R6 [1]
Management fees		0.50%	0.50%	0.50%	0.50%	0.50%		0.50%		0.50%
Distribution and/or distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none	0.25%		none		none
Other expenses:		0.27%	0.87%	0.23%	0.21%	235.57%		70.39%		0.08%
Shareholder service fee		none	none	none	none	0.10%	[2]	0.10%	[2]	none
Remainder of other expenses		0.27%	0.87%	0.23%	0.21%	235.47%		70.29%	[3]	0.08%
Total annual Fund operating expenses		1.02%	2.37%	1.73%	0.71%	236.32%		70.89%		0.58%
Fee waiver and/or expense reimbursement		(0.14%)	(0.74%)	(0.10%)	(0.08%)	(235.24%)		(70.06%)		none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[4]	0.88%	1.63%	1.63%	0.63%	1.08%		0.83%		0.58%
[1]	Formerly known as Class Q.
[2]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[3]	Other expenses have been updated from the most recent annual report to reflect current expenses.
[4]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.88% of average daily net assets for Class A shares, 1.63% of average daily net assets for Class B shares, 1.63% of average daily net assets for Class C shares, 0.63% of average daily net assets for Class Z shares, 1.08% of average daily net assets for Class R2 shares, 0.83% of average daily net assets for Class R4 shares, and 0.58% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 29, 2020 without the prior approval of the Fund’s Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM Global Total Return Fund - USD ($)		1 Year	3 Years	5 years	10 Years
Class A		536	747	975	1,630
Class B		666	969	1,298	2,149
Class C		266	535	929	2,033
Class Z		64	219	387	875
Class R2		110	10,502	10,502	10,502
Class R4		85	6,726	7,498	7,599
Class R6	[1]	59	186	324	726
[1]	Formerly known as Class Q.

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM Global Total Return Fund - USD ($)		1 Year	3 Years	5 years	10 Years
Class A		536	747	975	1,630
Class B		166	669	1,198	2,149
Class C		166	535	929	2,033
Class Z		64	219	387	875
Class R2		110	10,502	10,502	10,502
Class R4		85	6,726	7,498	7,599
Class R6	[1]	59	186	324	726
[1]	Formerly known as Class Q.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE <br/><br/> Principal Investment Strategies.
The Fund seeks investments that will increase in value, as well as pay the Fund interest and other income. The Fund generally invests in global developed market sovereign, corporate, mortgage-related, and asset-backed debt securities. The Fund may also invest in the debt securities of emerging market sovereign, quasi-sovereign, and corporate issuers.

The Fund may invest in countries anywhere in the world, and normally invests at least 65% of its total assets in income-producing debt securities of US and foreign corporations and governments, supranational organizations, semi-governmental entities or government agencies, authorities or instrumentalities, investment-grade US or foreign mortgages and mortgage-related securities and US or foreign short-term and long-term bank debt securities or bank deposits. The Fund may invest in debt securities that are denominated in US dollars or foreign currencies. The Fund may invest up to 35% of its total assets in speculative, lower-rated securities, also known as “junk” bonds, and unrated securities that the subadviser determines are of comparable quality to investment grade securities.

In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to a Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. A Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The US Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

US Government and Agency Securities Risk. US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Connecticut Avenue Securities issued by Fannie Mae and Structured Agency Credit Risk issued by Freddie Mac carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some US Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the US Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may face a heightened level of interest rate risk as a result of the US Federal Reserve Board’s rate-setting policies. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgages and Mortgage-Related Securities Risk. When the Fund purchases mortgages or mortgage-related securities, it is subject to certain additional risks. Declines in the value of property backing these securities will negatively affect the quality of these securities and could reduce the ability of the issuer to sell the property to satisfy its outstanding obligations. The value of the property can be negatively affected by a number of factors, including changes in the neighborhood, factors affecting the particular property or the real estate market generally and poor property maintenance. Rising interest rates tend to extend the duration of mortgages and mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility if it holds mortgages or mortgage-related securities. This is known as extension risk. In addition, mortgages and mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates. Mortgage-related securities are also subject to the risk that the borrower may fail to make scheduled sinking fund payments or may default and that collateral for the mortgage may be inadequate or the terms of the mortgage may be revised. There may also be delays in receiving interest payments and in realizing collateral for these instruments. Finally, there is the potential risk that illiquidity in the market for mortgage-related securities may make it difficult for the Fund to dispose of these instruments or may seriously reduce their sale price.

Non-diversification Risk. The Fund is non-diversified for purposes of the Investment Company Act of 1940 (the “1940 Act”). This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. The Fund may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class Z Shares)<sup>1</sup>
[1]	Without the contractual expense limitation, the annual total returns would have been lower. The total return for Class Z shares from January 1, 2018 to September 30, 2018 was -3.65%.

Best Quarter:		Worst Quarter:
12.55%	2nd Quarter 2009	-7.73%	4th Quarter 2016

Average Annual Total Returns % (including sales charges) (as of 12-31-17)
Average Annual Total Returns - PGIM Global Total Return Fund		One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A shares		8.14%	1.75%	5.04%
Class B shares		7.59%	1.74%	4.74%
Class C shares		11.60%	1.94%	4.85%
Class R2 shares	[1]					Dec. 27, 2017
Class R4 shares	[1]					Dec. 27, 2017
Class R6 shares	[2]	13.57%	3.17%		4.00%	Feb. 03, 2012
Class Z Shares		13.44%	2.94%	5.77%
Class Z Shares | Return After Taxes on Distributions		12.09%	1.95%	3.97%
Class Z Shares | Return After Taxes on Distributions and Sale of Fund Shares		7.61%	1.80%	3.75%
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.40%	0.79%	3.09%
Lipper Global Income Funds Average (reflects no deduction for sales charges or taxes)		6.68%	1.22%	3.57%
Lipper Custom Global Income Funds Average (reflects no deduction for sales charges or taxes)	[3]	7.51%	0.77%	3.37%
[1]	Average annual total returns are not shown for either Class R2 shares or Class R4 shares, because Class R2 shares and Class R4 shares are new. Performance for Class R2 shares and Class R4 shares will be included after Class R2 shares and Class R4 shares have been in existence for a full calendar year. Performance for Class R2 shares and Class R4 shares would only differ from the Fund’s other share classes due to different expenses.
[2]	Formerly known as Class Q.
[3]	The Lipper Custom Global Income Funds Average consists only of un-hedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe. Although Lipper classifies the Fund in the Global Income Funds Performance Universe, the Lipper Custom Global Income Funds Average is utilized because the Manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.